Securities Act File No. 333-100654

Investment Company Act File No. 811-21237

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 433	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 434	[X]

Unified Series Trust

(Exact Name of Registrant as Specified In Charter)

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (513) 587-3400

Elisabeth Dahl

Secretary

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent for Service)

Copies to:

Donald S. Mendelsohn, Esq.

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

(513) 352-6546

It is proposed that this filing will become effective:

[X]	immediately upon filing pursuant to paragraph (b)

[ ]	on __________ pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on (date) pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Cincinnati and the State of Ohio on December 12, 2018.

UNIFIED SERIES TRUST

By:	/s/ David R. Carson*
David R. Carson, President

Attest:

By:	/s/ Zachary Richmond*+
Zachary Richmond, Treasurer and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David R. Carson*	President	December 12, 2018
David R. Carson

/s/ Zachary Richmond*	Treasurer and CFO	December 12, 2018
Zachary Richmond

/s/ Daniel Condon*	Trustee	December 12, 2018
Daniel Condon

/s/ Gary E. Hippenstiel*	Trustee	December 12, 2018
Gary E. Hippenstiel

/s/ Stephen Little*	Trustee	December 12, 2018
Stephen Little

/s/ Ronald Tritschler*	Trustee	December 12, 2018
Ronald Tritschler

/s/ Nancy V. Kelly*	Trustee	December 12, 2018
Nancy V. Kelly

/s/ Kenneth Grant*	Trustee	December 12, 2018
Kenneth Grant

* /s/ Elisabeth A. Dahl
Elisabeth A. Dahl, Attorney in Fact

*	Signed pursuant to a Power of Attorney dated May 14, 2018 (+and May 17, 2018) and filed with Registrant’s registration statement on Form N-1A on July 27, 2018 and incorporated herein by reference.

EXHIBIT INDEX

Exhibit Number	Description
EX-101.ins	XBRL Instance Document
EX-101.sch	XBRL Taxonomy Extension Schema Document
EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.lab	XBRL Taxonomy Extension Labels Linkbase
EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.def	XBRL Taxonomy Extension Definition Linkbase